Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001850270
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	PROKIDNEY CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40560
Entity Tax Identification Number	98-1586514
Entity Address, Address Line One	2000 Frontis Plaza Blvd.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7019
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	PROK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false